Summary of Significant Accounting Policies and Going Concern (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Aug. 29, 2018	Sep. 30, 2017
Derivative Liability			$ 10,435
Level 1 [Member]
Derivative Liability
Level 2 [Member]
Derivative Liability
Level 3 [Member]
Derivative Liability		$ 258,296